Intangible assets and goodwill Intangible assets and goodwill - Schedule of Goodwill (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill	84,647	61,459
Liberty Utilities
Goodwill [Roll Forward]
Goodwill	61,459	9,709
Business acquisitions	17,260	51,784
Adjustments	748
Foreign exchange	5,180	(34)
Goodwill	84,647	61,459
Liberty Utilities | Central
Goodwill [Roll Forward]
Goodwill	25,092	192
Business acquisitions	5,034	25,257
Adjustments	(209)
Foreign exchange	2,056	(357)
Goodwill	31,973	25,092
Liberty Utilities | West
Goodwill [Roll Forward]
Goodwill	9,266	9,517
Business acquisitions	0	0
Adjustments	0
Foreign exchange	640	(251)
Goodwill	9,906	9,266
Liberty Utilities | East
Goodwill [Roll Forward]
Goodwill	27,101	0
Business acquisitions	12,226	26,527
Adjustments	957
Foreign exchange	2,484	574
Goodwill	42,768	27,101